SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	375,156	6.49	8.1	2,799
Granted	87,000	14.13	9.4	-
Exercised	68,347	5.00	4.9	-
Forfeited	24,000	10.08	8.8	-

Outstanding at December 31, 2024	369,809	8.30	7.8	992

Exercisable at December 31, 2024	163,557	6.03	6.7	822